Consolidated Statements of Profit or Loss - MXN ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [line items]
Revenue from sales of merchandise	$ 14,807,698	$ 11,399,566	$ 41,014,985	$ 31,694,573	$ 43,987,803	$ 32,472,577	$ 23,032,275
Sales of recyclables	26,108	25,609	77,416	68,282	90,656	107,820	58,906
Total revenue	14,833,806	11,425,175	41,092,401	31,762,855	44,078,459	32,580,397	23,091,181
Cost of sales	(12,490,108)	(9,618,847)	(34,414,213)	(26,733,603)	(37,038,542)	(27,655,643)	(19,655,090)
Gross profit	2,343,698	1,806,328	6,678,188	5,029,252	7,039,917	4,924,754	3,436,091
Sales expenses	(1,498,500)	(1,218,570)	(4,208,458)	(3,431,030)	(4,822,912)	(3,460,840)	(2,422,688)
Administrative expenses	(494,399)	(374,347)	(1,426,551)	(1,033,144)	(1,386,929)	(952,090)	(623,874)
Other (expense) income - net	1,770	(2,865)	7,066	692	(36,213)	8,445	4,524
Operating profit	352,569	210,546	1,050,245	565,770	793,863	520,269	394,053
Financial income	47,642	7,388	109,501	20,510	26,069	19,840	7,988
Financial costs	(286,930)	(298,527)	924,055	1,007,868	(1,527,107)	(1,168,786)	(1,004,535)
Exchange rate fluctuation	210,191	(145,667)	385,335	403,922	606,270	264,930	(122,368)
Financial costs - net	(29,097)	(436,806)	(429,219)	(583,436)	(894,768)	(884,016)	(1,118,915)
Profit (loss) before income tax	323,472	(226,260)	621,026	(17,666)	(100,905)	(363,747)	(724,862)
Income tax expense	(65,872)	(112,791)	(263,033)	(191,503)	(205,248)	(201,363)	(91,812)
Consolidated net profit (loss) for the period	$ 257,600	(339,051)	$ 357,993	(209,169)	$ (306,153)	$ (565,110)	$ (816,674)
Basic earnings (loss) per share	$ 2.3		$ 3.32		$ (25.51)	$ (47.09)	$ (68.06)
Diluted earnings (loss) per share	$ 1.81		$ 2.6		$ (25.51)	$ (47.09)	$ (68.06)
Basic	112,200,752		107,798,668
Diluted	142,254,384		137,894,806
Class A Shares
Earnings per share [line items]
Consolidated net profit (loss) for the period		$ (339,051)		$ (209,169)
Basic earnings (loss) per share		$ (28.25)		$ (17.43)
Diluted earnings (loss) per share		$ (28.25)		$ (17.43)
Basic		12,000,000		12,000,000	12,000,000	12,000,000	12,000,000